FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Value of Risk Management Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	$ 114.1	$ 38.6
Risk management assets - non-current	57.7	15.9
Risk management liabilities - current	89.3	57.6
Risk management liabilities - non-current	213.0	13.8
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8.4	95.0
Loans and receivables	45.0	75.0
Financial assets	225.2	224.5
Current portion of long-term debt	890.2	188.9
Long-term debt	8,066.9	3,436.5
Other current liabilities	11.2	22.4
Other long-term liabilities	2.0	146.0
Financial liabilities	9,272.6	3,865.2
Carrying Amount [Member] | Fair Value Through Net Income [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	99.0	38.6
Risk management assets - non-current	49.0	15.9
Risk management liabilities - current	72.0	57.6
Risk management liabilities - non-current	103.4	13.8
Carrying Amount [Member] | Fair Value Through Regulatory Assets/Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	15.1
Risk management assets - non-current	8.7
Risk management liabilities - current	17.3
Risk management liabilities - non-current	109.6
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8.4	95.0
Loans and receivables	45.2	85.6
Financial assets	225.4	235.1
Current portion of long-term debt	884.4	189.6
Long-term debt	8,040.3	3,568.3
Other current liabilities	11.2	22.4
Other long-term liabilities	2.0	147.7
Financial liabilities	9,240.2	3,999.4
Fair Value [Member] | Fair Value Through Net Income [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	99.0	38.6
Risk management assets - non-current	49.0	15.9
Risk management liabilities - current	72.0	57.6
Risk management liabilities - non-current	103.4	13.8
Fair Value [Member] | Fair Value Through Regulatory Assets/Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	15.1
Risk management assets - non-current	8.7
Risk management liabilities - current	17.3
Risk management liabilities - non-current	109.6
Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8.4	95.0
Financial assets	8.4	95.0
Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans and receivables	45.2	85.6
Financial assets	134.2	140.1
Current portion of long-term debt	884.4	189.6
Long-term debt	6,027.6	3,568.3
Other current liabilities	11.2	22.4
Other long-term liabilities	2.0	147.7
Financial liabilities	6,984.8	3,999.4
Fair Value [Member] | Level 2 [Member] | Fair Value Through Net Income [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	68.3	38.6
Risk management assets - non-current	18.0	15.9
Risk management liabilities - current	41.3	57.6
Risk management liabilities - non-current	15.3	$ 13.8
Fair Value [Member] | Level 2 [Member] | Fair Value Through Regulatory Assets/Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	2.7
Risk management liabilities - current	2.9
Risk management liabilities - non-current	0.1
Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	82.8
Long-term debt	2,012.7
Financial liabilities	2,255.4
Fair Value [Member] | Level 3 [Member] | Fair Value Through Net Income [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	30.7
Risk management assets - non-current	31.0
Risk management liabilities - current	30.7
Risk management liabilities - non-current	88.1
Fair Value [Member] | Level 3 [Member] | Fair Value Through Regulatory Assets/Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk management assets - current	12.4
Risk management assets - non-current	8.7
Risk management liabilities - current	14.4
Risk management liabilities - non-current	$ 109.5